SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign Currency Translation) (Details) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Year-end spot rate	¥ 6.4917	¥ 6.146
Average rate	¥ 6.2288	¥ 6.1457